DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Direct Operating Costs 1 [Abstract]
Direct Operating Costs
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the years ended December 31, 2024, 2023 and 2022.

US$ MILLIONS	2024	2023	2022
Cost of inventory	$2,963	$3,217	$2,881
Depreciation and amortization	3,644	2,739	2,158
Compensation	2,997	2,582	1,707
Fuel, transportation and distribution costs	1,823	1,553	1,624
Operations and maintenance costs	1,258	1,143	852
Marketing and administrative costs	1,128	883	535
Utilities	967	702	500
Other direct operating costs	896	651	253
Total	$15,676	$13,470	$10,510